CONSOLIDATED FINANCIAL STATEMENT DETAILS - SCHEDULE OF OTHER (EXPENSE) INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other income (expense), net:
Other income (expense), net	$ 60,461	$ 36,921	$ (52,484)